Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. Notes Payable

On March 24, 2004, the Company's sole operating subsidiary, Intellinetics, issued a note payable to a bank in the amount of $201,024, bearing a current interest rate of 6.25% per annum (the “Bank Loan”). Monthly principal and interest payments are $3,826 each with the final payment due on April 30, 2014. The note is secured by the personal guarantees of the Company’s founders, as well as a director. The guarantee by the director is secured by the pledge of the directors’ certificate of deposit in the amount of $200,000. In addition, the note is secured by a senior secured interest on all business assets of Intellinetics. The obligation is subject to certain covenants, which require that Intellinetics maintain continuity of operations and which include limitations regarding Intellinetics’ indebtedness. In addition, the bank is a party to an intercreditor agreement involving Authority Loan No. 1 and Authority Loan No. 2 (together, the “Authority Loans”), as discussed and defined below, which provides for cross notifications between the lenders.

On July 17, 2009, the Company's sole operating subsidiary, Intellinetics, issued a note payable to the Ohio State Development Authority in the amount of $1,012,500, with a maturity date of September 1, 2015, bearing interest at a rate of 6.00% per annum (“Authority Loan No. 1”). Pursuant to the terms of the loan, Intellinetics was required to pay only interest through September 30, 2010 and then monthly principal and interest payments of $23,779 through September 30, 2015. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics shall pay a loan participation fee of $101,250, which is accounted for as a loan premium, accreted monthly, utilizing the interest method, over the term of the loan. Effective December 31, 2012, Intellinetics and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No. 1 deferring principal and interest payments for a six month period from December 1, 2012 to May 1, 2013, with the next principal and interest payment due on June 1, 2013. Effective March 12, 2013, Intellinetics and the Ohio State Development Authority entered into another Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No. 1, deferring principal and interest payment until December 31, 2013, with the next principal and interest payment due on January 1, 2014. As of March 31, 2013, the principal amount outstanding under Authority Loan No. 1 was $741,787.

On June 3, 2011, the Company's sole operating subsidiary, Intellinetics, issued a note payable to the Ohio State Development Authority in the amount of $750,000, with a maturity date of August 1, 2018, bearing interest at a rate of 1% per annum for the first 12 months, then interest at rate of 7% per annum for the second 12 months (“Authority Loan No. 2”). Pursuant to the terms of the loan, Intellinetics is not obligated to remit payments of principal until the beginning of the third year of the loan, September 1, 2013. The monthly principal and interest payments, beginning on the third anniversary of the loan origination, are $14,850 and are payable on a monthly basis through July 13, 2017. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics shall pay a loan participation fee of $75,000, which is accounted for as a loan premium, accreted monthly utilizing the interest method, over the term of the loan. The interest rate of 1% during the first 12 months of this loan was considered to be below market for that period. The Company further determined that over the life of the loan, the effective interest rate was 5.6% per annum. Accordingly, during the first 12 months of the loan, the Company recorded interest expense at the 5.6% rate per annum. The difference between the interest expense accrual at 5.6% and the stated rate of 1% over the first 12 months is credited to deferred interest. The deferred interest amount that is accumulated over the first 12 months of the loan term will be amortized as a reduction to interest expense over the remaining term of the loan. At March 31, 2013 and December 31, 2012, deferred interest of $52,065 and $41,440, respectively, was reflected within long-term liabilities on the accompanying condensed consolidated balance sheets. Effective December 31, 2012, Intellinetics and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No. 2 deferring the interest payment for a six month period from December 1, 2012 to May 1, 2013, with the next interest payment due on June 1, 2013. Effective March 12, 2013, Intellinetics and the Ohio State Development Authority entered into another Notice and Acknowledgement of Modification to Payment Schedule, deferring principal and interest payment until December 31, 2013, with the next principal and interest payment due on January 1, 2014. As of March 31, 2013, the principal amount outstanding under Authority Loan No. 2 was $750,000.

The Authority Loans were granted to Intellinetics in connection with the State of Ohio’s economic development programs. The proceeds from these loans were used by Intellinetics to support its efforts in developing software solutions for its customers.

These Authority Loans are subject to certain covenants and reporting requirements. Intellinetics is required to provide quarterly financial information and certain management certifications. Intellinetics is further required to maintain its principal office in the State of Ohio and within three years of the respective loan origination dates of each of the Authority Loans, to have created and/or retained an aggregate of 25 full time jobs in the State of Ohio. Should Intellinetics not have attained these employment levels by the respective dates, then the interest rates on the Authority Loans shall increase to 10% per annum. The Authority Loans are the subject of an intercreditor agreement involving the Bank Loan, which provides for cross notifications between the lenders in an event of a default.

On June 6, 2012, the Company issued a note to an individual for $50,000, bearing interest at 10.0% per annum. All principal and interest is due June 1, 2013.

On August 7, 2012, (the “Effective Date”), the Company issued a $400,000 Promissory Note (the “$400,000 Note”) to a Lender. The Principal Sum due to the Lender shall be prorated based on the consideration actually funded by the Lender, plus an approximate 10% Original Issue Discount (“OID”) that is prorated based on the consideration actually funded by the Lender as well as any other interest or fees, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the $400,000 Note. The $400,000 Note has a maturity date of twelve (12) months from the Effective Date and accrues interest at zero percent. If the $400,000 Note remains outstanding after 90 days, a one-time 5% interest rate will be applied. In addition, the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion. The common shares issuable upon conversion of the $400,000 Note have “piggyback” registration rights and must be included in the next registration statement the Company files with the “Securities and Exchange Commission. In the event of default under the $400,000 Note, default interest will accrue at a rate of 18% and the Company will be assessed a significant default penalty. The initial consideration received on August 8, 2012 was $100,000, and the Company has not received any further consideration to date from the Lender. On November 8, 2012, the Company and the Lender entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, If the Company repays the $400,000 Note on or before 180 days from August 8, 2012, an additional prepayment fee of 15% shall be added to the outstanding balance of the $400,000 Note such that the total balance due to the Lender would be $154,292. The Company has computed the present value of the amount funded at $109,905 as of December 31, 2012 as a result of its non-interest bearing terms. Additionally, the Company recorded a discount in the amount of $23,252 in connection with the initial valuation of the beneficial conversion feature of the note to be amortized utilizing the interest method of accretion over the expected term of the note. Further, the Company has recognized a derivative liability resulting from the variable change in conversion rate in relation to the change in market price of the Company’s common stock. The Company recognized a loss on derivative during 2012 in the amount of $15,470 and amortization of the debt discount in the amount of $20,864 in connection with the initial valuation of the beneficial conversion feature of the note for the year ended December 31, 2012. As of December 31, 2012, the principal balance, net of discounts, totaled $107,518. Accrued interest included in accounts payable and accrued expenses totaled $23,056. On January 30, 2013, the Company paid off in full, all principal plus fees in the total amount of $154,292. The termination of the option to exercise the beneficial conversion feature resulted in a derivative gain of $15,470 on January 30, 2013. The Company does not have any on-going relationship with the Lender.

On February 15, 2013, the Company converted aggregate amount of debt (principal and interest) in the amount of $489,211 issued by the Company and its sole operating subsidiary, Intellinetics, Inc., to an advisor (as identified in the table below with principal amounts of $131,500, $300,000, and $38,000), (“Alpharion”), into 1,686,935 restricted shares of the Company at a price of $0.29 per share (based on the closing price of Globalwise shares on February 14, 2013, the immediately preceding business day). Prior to the above referenced conversion, pursuant to an assignment and assumption agreement between Intellinetics and the Company dated February 15, 2013, the aggregate amount of debt in the amount of $489,211 held by Intellinetics (the “$489,211 of Intellinetics Debt”) was assigned to Globalwise, with the consent of Alpharion, and Globalwise issued to Alpharion a Globalwise convertible promissory note in the amount of $489,211 (the “489,211 of Globalwise Note”) in exchange for Alpharion discharging the $489,211of Intellinetics Debt. Following the issuance of the $489,211Globalwise Note, on February 15, 2013, pursuant to a satisfaction of note agreement between Globalwise and Alpharion, Alpharion converted such $489,211 Globalwise Note into 1,686,935 restricted shares of Globalwise (the “1,686,935 Globalwise Restricted Share Issuance”), (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

The table below reflects all notes payable at March 31, 2013 and December 31, 2012, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	March 31,	December 31,
	2013	2012
Bank Loan, due April 30, 2014	$47,211	$60,986
Authority Loan No. 1, due September 1, 2015	741,787	741,788
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, due March 16, 2013	-	131,500
Note payable to advisor, due July 1, 2013	-	300,000
Note payable due August 6, 2013	-	107,518
Note payable to advisor, due February 8, 2013	-	38,000
Note payable due June 1, 2013	50,000	50,000
Total notes payable	1,588,998	2,179,792
Less current portion	(186,076)	(670,527)
Long-term portion of notes payable	$1,402,922	$1,509,265

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended March 31,	Amount
2014	$186,076
2015	386,669
2016	571,630
2017	151,899
2018	162,880
Thereafter	129,844
Total	$1,588,998

As of March 31, 2013 and December 31, 2012, accrued interest for these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, was $96,827 and $133,894, respectively, and reflected within accounts payable and accrued expenses on the condensed consolidated balance sheets. As of March 31, 2013 and December 31, 2012, accrued loan participation fees were $112, 613 and $104,277, respectively, and reflected within accounts payable and accrued expenses on the condensed consolidated balance sheets. As of March 31, 2013 and December 31, 2012, deferred financing costs were $24,875 and $26,954, respectively, and reflected within other assets on the condensed consolidated balance sheets.

For the three months ended March 31, 2013 and 2012, interest expense, including the amortization of deferred financing costs, accrued loan participation fees, original issue discounts, deferred interest and related fees and the embedded conversion feature was $61,379 and $47,386, respectively.

7.	Notes Payable

On March 24, 2004, the Company issued a note payable to a bank for $201,024, bearing a current interest rate of 6.25% per annum (the “Bank Loan”). Monthly principal and interest payments are $3,826 each with the final payment due on April 30, 2014. The note is secured by the personal guarantees of the Company’s founders, as well as a director. The guarantee by the director is secured by the pledge of the directors’ certificate of deposit in the amount of $200,000. In addition, the note is secured by a senior secured interest on all business assets of the Company. The obligation is subject to certain covenants, which require that the Company maintain continuity of operations and which include limitations regarding the Company’s indebtedness. In addition, the bank is a party to an intercreditor agreement involving Authority Loan No. 1 and Authority Loan No. 2 (together, the “Authority Loans”), as discussed and defined below, which provides for cross notifications between the lenders.

On July 17, 2009, the Company issued a note payable to the Ohio State Development Authority in the amount of $1,012,500, bearing interest at a rate of 6.00% per annum (“Authority Loan No. 1”). This loan was funded to the Company in tranches, with $742,479 received during 2009 and $270,021 received during 2010. Pursuant to the terms of the loan, the Company was required to pay only interest through September 30, 2010 and then monthly principal and interest payments of $23,779 each through September 1, 2015. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, the Company shall pay a loan participation fee of $101,250, which is accounted for as a loan premium, accreted monthly, utilizing the interest method, over the term of the loan. See Note 17, Subsequent Events, for modifications to payment of principal and interest under the Authority Loan No. 1.

On February 11, 2011 the Company issued a note payable to an advisor of the company in the amount of $200,000, bearing interest at 5.00% per annum. The principal amount due under the note was increased to $235,000, pursuant to an amendment to the note, dated June 21, 2011. The note was paid in full on July 18, 2011.

On June 3, 2011, the Company issued a note payable to the Ohio State Development Authority in the amount of $750,000, bearing interest at a rate of 1% per annum for the first 12 months, then interest at rate of 7% per annum for the second 12 months (“Authority Loan No. 2”). The Company is not obligated to remit payments of principal until September 1, 2013. The monthly principal and interest payments, beginning on the third anniversary of the loan origination, are $14,860 and are payable on a monthly basis through August 1, 2018. The note is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, the Company shall pay a loan participation fee of $75,000, which is accounted for as a loan premium, accreted monthly utilizing the interest method, over the term of the loan. The interest rate of 1% during the first 12 months of this loan was considered to be below market for that period. The Company further determined that over the life of the loan, the effective interest rate was 5.6% per annum. Accordingly, during the first 12 months of the loan, the Company recorded interest expense at the 5.6% rate per annum. The difference between the interest expense accrual at 5.6% and the stated rate of 1% over the first 12 months is credited to deferred interest. The deferred interest amount that is accumulated over the first 12 months of the loan term will be amortized as a reduction to interest expense over the remaining term of the loan. At December 31, 2012 and 2011, deferred interest of $41,440 and $17,063, respectively, was reflected within long-term liabilities on the accompanying consolidated balance sheets. See Note 17, Subsequent Events, for modifications to payment of principal and interest under the Authority Loan No. 2.

The Authority Loans were granted to the Company in connection with the State of Ohio’s economic development programs. The proceeds from these loans were used by the Company to support its efforts in developing software solutions for its customers.

These Authority Loans are subject to certain covenants and reporting requirements. The Company is required to provide quarterly financial information and certain management certifications. The Company was not in compliance with certain covenants for the Authority Loans through December 31, 2011. On February 10, 2012, the Company requested and received a waiver of non-compliance items relating to the Authority Loans. The Company is further required to maintain its principal office in the State of Ohio and within three years of the respective loan origination dates of each of the Authority Loans, to have created and/or retained an aggregate of 25 full time jobs in the State of Ohio. Should the Company not have attained these employment levels by the respective dates, then the interest rates on the Authority Loans shall increase to 10% per annum. The Authority Loans are the subject of an intercreditor agreement involving the Bank Loan, which provides for cross notifications between the lenders in an event of a default.

As of December 31, 2012, the Company, through its sole operating subsidiary, Intellinetics, had issued notes payable to an advisor and shareholder, Alpharion Capital Partners, Inc. (“Alpharion”) totaling $1,101,556 (the” Notes Totaling $1,101,556”). All the Notes totaling $1,101,556 are unsecured and bear interest at 3.25% per annum. Of the Notes Totaling $1,101,556, aggregate amount of notes totaling $472,500 (the “Notes Totaling $472,500”) were issued as of December 31, 2011 and aggregate amount of notes totaling $629,056 (the “Notes Totaling $629,056”) were issued as of December 31, 2012, respectively. On December 31, 2012, of the Notes Totaling $1,101,556, aggregate amount of notes totaling $632,056 were converted to restricted shares of the Company (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC) as follows:

On December 31, 2012, Intellinetics assigned Note Combination #1 with the consent of Alpharion (the holder of Note Combination #1) in the aggregate principal amount of $118,556 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #1 to Globalwise and discharged the principal amount due under Note Combination #1 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $118,556 due January 28, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 395,186 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Note Combination #2 with the consent of Alpharion (the holder of Note Combination #2) in the aggregate principal amount of $115,000 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #2 to Globalwise and discharged the principal amount due under Note Combination #2 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $115,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 383,333 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Note Combination #4 with the consent of Alpharion (the holder of Note Combination #4) in the aggregate principal amount of $111,500 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #4 to Globalwise and discharged the principal amount due under Note Combination #4 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $111,500 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 371,666 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned $19,000 of Note Combination #5 with the consent of Alpharion (the holder of Note Combination #5) to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered a note in the amount of $19,000 to Globalwise and discharged the principal amount due of $19,000 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $19,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 63,333 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Note Combination #6 with the consent of Alpharion (the holder of Note Combination #6) in the aggregate principal amount of $94,000 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Note Combination #6 to Globalwise and discharged the principal amount due under Note Combination #6 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $94,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 313,333 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Intellinetics assigned Alpharion Note #26 with the consent of Alpharion (the holder of Alpharion Note #26) in the aggregate principal amount of $24,000 to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Alpharion whereby Alpharion surrendered the Alpharion Note #26 to Globalwise and discharged the principal amount due under Alpharion Note #26 in consideration for Globalwise issuing to Alpharion a convertible promissory note in the amount of $24,000 due February 11, 2013 at an interest rate of 3.25%. On December 31, 2012, Alpharion exercised its conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Alpharion 80,000 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

On December 31, 2012, Alpharion notified the Company that effective December 28, 2012, Alpharion had assigned previously issued notes between Intellinetics and Alpharion in the aggregate principal amount of $150,000 to Roy Haddix, a Director of Globalwise, On December 31, 2012, Intellinetics assigned aggregate principal amount of $150,000 of notes between Intellinetics and Mr. Haddix, with the consent of Mr. Haddix, to Globalwise and Globalwise assumed such assignment. On December 31, 2012, Globalwise entered into a satisfaction of note agreement with Mr. Haddix whereby Mr. Haddix surrendered a note in the amount of $150,000 to Globalwise and discharged the principal amount due of $150,000 in consideration for Globalwise issuing to Mr. Haddix a convertible promissory note in the amount of $150,000 due January 15, 2013 at an interest rate of 3.25%. On December 31, 2012, Mr. Haddix exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Mr. Haddix 500,000 restricted common shares, $0.001 par value, at $0.30 per share (based on the closing price on the immediately preceding business day).

The varying amounts of the notes issued to Alpharion remaining at December 31, 2012, and December 31, 2011, were $469,500, and $472,500, respectively.

From January 17, 2012 to February 3, 2012, the Company issued a total of $130,000 in contingently convertible notes to certain of its employees and friends and family of its officers and directors. Of the $130,000 aggregate value of contingently convertible notes issued, $50,000 of these notes was issued to relatives of the Company’s founders and officers (See Note 8 – Notes Payable – Related Parties). Interest was charged on the convertible notes at an interest rate of 10% per annum. Each of the contingently convertible notes was due and payable on June 1, 2012 (“Maturity Date”). On July 20, 2012 the contingently convertible notes, plus accrued interest totaling $6,138 were converted into newly issued shares of the Company’s common stock at the holder’s discretion (subject to a 12-month holding period pursuant to Rule 144 under the Securities Act of 1933, as amended) at $.84 per share, a price equal to a 50% discount to the average closing price of $1.68, the common stock as published on the Over-the-Counter Quote Board during the 90 trading days immediately preceding the Maturity Date.

On June 6, 2012, the Company issued a note to an individual for $50,000, bearing interest at 10.00% per annum. All principal and interest was due on September 4, 2012. On September 4, 2012 the maturity was extended to December 3, 2012. On December 3, 2012 the maturity was extended to March 3, 2013. On March 3, 2013 the maturity was extended to June 1, 2013.

On August 7, 2012, (the “Effective Date”), the Company issued a $400,000 Promissory Note (the “$400,000 Note”) to a Lender. The Principal Sum due to the Lender shall be prorated based on the consideration actually funded by the Lender, plus an approximate 10% Original Issue Discount (“OID”) that is prorated based on the consideration actually funded by the Lender as well as any other interest or fees, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the $400,000 Note. The $400,000 Note has a maturity date of twelve (12) months from the Effective Date and accrues interest at zero percent. If the $400,000 Note remains outstanding after 90 days, a one-time 5% interest rate will be applied. In addition, the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion. The common shares issuable upon conversion of the $400,000 Note have “piggyback” registration rights and must be included in the next registration statement the Company files with the “Securities and Exchange Commission. In the event of default under the $400,000 Note, default interest will accrue at a rate of 18% and the Company will be assessed a significant default penalty. The initial consideration received on August 8, 2012 was $100,000, and the Company has not received any further consideration to date from the Lender. On November 8, 2012, the Company and JMJ entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, such that the current balance on the $400,000 Note equals the $100,000 consideration plus the $11,111 original issue discount plus the 5% one-time interest charge of $5,556 plus the 15% extension fee of $17,500.00 for a total current balance due of $134,166.66. If the Company repays the $400,000 Note on or before 180 days from August 8, 2012, an additional prepayment fee of 15% shall be added to the outstanding balance of the $400,000 Note such that the total balance due to JMJ would be $154,292. All other terms and conditions of the $400,000 Note remain unchanged. The issuance of the $400,000 Note referred to above (and any shares of common stock underlying them) is made in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended. The Company has computed the present value of the amount funded at $109,905 as a result of its non-interest bearing terms. Additionally, the Company recorded a discount in the amount of $23,252 in connection with the initial valuation of the beneficial conversion feature of the note to be amortized utilizing the interest method of accretion over the expected term of the note. Further, the Company has recognized a derivative liability resulting from the variable change in conversion rate in relation to the change in market price of the Company's common stock. The Company recognized a loss on derivative in the amount of $15,470 and recorded amortization of the debt discount in the amount of $20,865 in connection with the initial valuation of the beneficial conversion feature of the note for the year ended December 31, 2012. As of December 31, 2012, the principal balance, net of discounts, totaled $107,518. Accrued interest included in accounts payable and accrued expenses totaled $23,056. See Note 17, Subsequent Events, for pay-off and settlement of the $400,000 Note, subsequent to December 31, 2012.

The table below reflects all notes payable at December 31, 2012 and December 31, 2011, respectively, with the exception of the Note 8 - Notes Payable - Related Parties.

	December 31, 2012	December 31, 2011
Bank Loan, due April 30, 2014	$60,986	$98,122
Authority Loan No. 1, due September 1, 2015	741,788	956,071
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, Alpharion, due March 16, 2013	131,500	172,500
Note payable to advisor, Alpharion, due July 1, 2013	300,000	300,000
Note payable due August 6, 2013	107,518	-
Note payable to advisor, Alpharion, due February 8, 2013	38,000	-
Note payable, due June 1, 2013	50,000	-
Total Notes Payable	2,179,792	2,276,693
Less current portion	(670,527)	(747,778)
Long-term portion of notes payable	$1,509,265	$1,528,915

See Note 17, Subsequent Events, for details on (1) conversion of each of the Alpharion notes in the table above to restricted common shares of the Company, and (2) modification to payment terms of the Authority Loan No. 1 and Authority Loan No. 2, listed above, subsequent to December 31, 2012.

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable -

Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended December 31,	Amount
2013	$670,527
2014	394,871
2015	633,423
2016	149,272
2017	160,063
thereafter	171,636

Total	$2,179,792

As of December 31, 2012 and December 31, 2011, accrued interest for these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, was $133,894 and $69,930, respectively, and was reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of December 31, 2012 and December 31, 2011, accrued loan participation fees were $104,277 and $66,682, respectively, and reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of December 31, 2012 and December 31, 2011, deferred financing costs were $26,954 and $36,119, respectively, and were reflected within other assets on the consolidated balance sheets.

With respect to all notes outstanding (other than the notes to related parties), for the twelve months ended December 31, 2012 and 2011, interest expense, including the amortization of deferred financing costs, accrued loan participation fees, original issue discounts, deferred interest and related fees and the embedded conversion feature was $255,192 and $154,121, respectively.

See Note 17 – Subsequent Event for details on (1) conversion of each of the Alpharion notes to restricted common shares of the Company, (2) modification to payment terms of the Authority Loan No. 1 and Authority Loan No. 2, and (3) pay-off and settlement of the $400,000 Loan, subsequent to December 31, 2012.